EMPLOYMENT AND CONSULTING AGREEMENTS	9 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Notes to Financial Statements
NOTE 9. EMPLOYMENT AND CONSULTING AGREEMENTS

Employment Agreement

The Company entered into a three year employment agreement with its new Chief Executive Officer effective September 12, 2014. Upon expiration, the agreement automatically renews for successive periods of one-year. The agreement requires the Company to pay base compensation plus incentives over the employment term plus severance benefits upon the occurrence of certain events as described in the agreement. Under the agreement, the Chief Executive Officer was granted options to purchase 3,300,000 shares of common stock.

Consulting Agreements

Effective September 1, 2014, the Company entered into three consulting agreements. Two of the agreements are for financial consulting services including accounting, preparation of financial statements and filings with the SEC. The third agreement is for financing activities, product development strategies and corporate development. The agreements may be terminated by the Company or the consultant with 90 days written notice.

Consulting expense under the agreements for the three months ended June 30, 2015 was $87,000, including $12,000 paid to a consultant who is a stockholder of the Company. Consulting expense under the agreements for the nine months ended June 30, 2015 was $261,000, including $36,000 paid to a consultant who is a stockholder of the Company. In addition, one financial consulting services agreement provides for the grant of options to purchase 500,000 shares of common stock contingent upon approval by the Board of Directors. The option was granted on June 1, 2015.

Effective January 1, 2015, the Company entered into a consulting agreement for scientific and medical advice related to a Phase 2a clinical trial. Under the terms of the agreement, the consultant will receive fees for participating in telephone and in person meetings. The agreement may be terminated by the Company or the consultant with 90 days written notice. The consultant was also granted an option to purchase 100,000 shares of common stock at $0.60 per share on April 1, 2015. The options vested immediately and expire on March 31, 2020.

Employment Agreements

In December 2012 and January 2013, the Company entered into employment agreements with two employees. As of December 31, 2013, the employment agreements had expired.

The Company entered into a three year employment agreement with its new Chief Executive Officer effective September 12, 2014. Upon expiration, the agreement automatically renews for successive periods of one-year. The agreement requires the Company to pay base compensation plus incentives over the employment term plus severance benefits upon the occurrence of certain events as described in the agreement. Under the agreement, the Chief Executive Officer was granted options to purchase 3,300,000 shares of common stock (see Note 7 – Stock Options).

Consulting Agreements

Effective September 1, 2012, the Company entered into three consulting agreements. Two of the agreements are for financial consulting services including accounting, preparation of financial statements and filings with the SEC. The third agreement is for financing activities, product development strategies and corporate development. The agreements may be terminated by the Company or the consultant with 90 days written notice. Consulting expense under the agreements for the nine months ended September 30, 2014 was $29,000, including $4,000 paid to a consultant who is a stockholder of the Company. In addition, one financial consulting services agreement granted options to purchase 500,000 shares of common stock contingent upon approval by the Board of Directors (see Note 12).